Going Concern	12 Months Ended
Dec. 31, 2017
Going Concern
Going Concern

3. Going Concern

        The principal amount of the Company's debt amounting to $2,258.7 million is due for repayment by December 31, 2018. Additionally, as a result of a decrease in operating income of the Company and the charter attached market value of certain of its vessels caused principally by the cancellation of eight charters, in 2016, with Hanjin Shipping, which is currently under bankruptcy proceedings with the Seoul Central District Court, the Company was in breach of certain financial covenants under its Bank Agreement and its other credit facilities as of December 31, 2017 and December 31, 2016. Although none of the Company's lenders have exercised their right to do so, as a result of these covenant breaches the Company's lenders have the right to call the debt. Refer to Note 11 for further details. The Company has therefore classified all of its long-term debt, net of deferred finance costs as current, resulting in total current liabilities amounting to $2,379.8 million substantially exceeding its total current assets amounting to $126.0 million as of December 31, 2017. The Company is currently in discussions with its lenders regarding the non-compliance with these covenants and restructuring its indebtedness, substantially all of which matures in 2018. The Company will need to reach agreements with its lenders to restructure its debt by December 31, 2018 to avoid defaulting on such obligations, which would have a material adverse effect on the Company's business operations, financial condition and liquidity. Any such agreement, or the failure to reach such an agreement, could involve proceedings under court-supervision. These conditions and events raise substantial doubt about the Company's ability to continue as a going concern and the ability to meet its obligations as they become due within one year after these consolidated financial statements are issued.

        The consolidated financial statements were prepared assuming that the Company will continue as a going concern based on management's intention to complete the restructuring of the Company's debt before December 31, 2018. Until an agreement with the Company's lenders is reached and completed, there will be substantial doubt over the Company's ability to continue as a going concern. In the meantime, the Company continues to generate positive cash flows from its operations and currently has sufficient liquidity to service all its operational obligations as well as all scheduled principal amortization and interest payments under the original terms of the debt agreements leading up to, but not including, the December 31, 2018 maturity date, and assuming none of the Company's lenders exercise their right to call the debt prior to its scheduled maturity. Therefore, the accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and liabilities, other than the reclassification of long-term debt to current liabilities as described above, or any other adjustments that might result in the event the Company is unable to continue as a going concern.